UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN 37211

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class - HEQCX

Smart Diversification Fund
Institutional Class - SMDFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Report (Unaudited)

February 28, 2021

MONTEAGLE FUNDS

TABLE OF CONTENTS

  February 28, 2021

Supplementary Portfolio Information.........................................................................	1
Schedule of Investments.............................................................................................	5
Statement of Assets & Liabilities...............................................................................	18
Statements of Operations............................................................................................	19
Statements of Changes in Net Assets.........................................................................	20
Financial Highlights...................................................................................................	24
Notes to Financial Statements....................................................................................	29
About your Funds' Expenses......................................................................................	49
Trustees & Officers of the Trust.................................................................................	52
Compensation of Trustees & Officers........................................................................	54
Additional Information...............................................................................................	55

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2021 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Unum Group	5.86%
Tyson Foods, Inc.	5.81%
Tapestry, Inc.	5.74%
Western Digital Corp.	5.32%
Kohl's Corp.	4.96%
LyondellBasell Industries N.V. Class A	4.78%
Cabot Oil & Gas Corp. Class A	4.36%
Huntington Ingalls Industries, Inc.	4.04%
Host Hotels & Resorts, Inc.	3.98%
Mohawk Industries, Inc.	3.93%
48.78%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	11.93%
Consumer Durables & Apparel	11.72%
Oil & Gas Exploration & Production	6.56%
Real Estate Investment Trusts	6.00%
Insurance	5.86%
Food, Beverage & Tobacco	5.81%
Diversified Financials	5.52%
Technology Hardware, Storage & Peripherals	5.32%
Retailing	4.96%
Chemicals	4.78%
68.46%

MONTEAGLE OPPORTUNITY EQUITY FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2021 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
ViacomCBS, Inc. Class B	5.03%
National Health Investors, Inc.	3.17%
Mid-America Apartment Communities, Inc.	2.44%
Cable One, Inc.	2.39%
LTC Properties, Inc.	2.21%
TE Connectivity Ltd.	1.95%
Skyworks Solutions, Inc.	1.72%
CDW Corp.	1.62%
Maximus, Inc.	1.60%
Xilinx, Inc.	1.59%
23.72%

Top Ten Portfolio Industries	(% of Net Assets)
Software & Services	8.80%
Capital Goods	7.94%
Real Estate Investment Trusts	7.82%
Technology Hardware & Equipment	7.79%
Health Care Equipment & Services	7.54%
Media & Entertainment	7.42%
Banks	5.87%
Pharmaceuticals, Biotechnology & Life Science	4.80%
Retailing	4.65%
Insurance	3.64%
66.27%

SMART DIVERSIFICATION FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2021 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Invesco QQQ Trust, Series 1 ETF	21.65%
SPDR Portfolio Emerging Markets ETF	20.77%
SPDR S&P 500 ETF Trust	20.14%
Energy Select Sector SPDR Fund ETF	11.01%
iShares Russell 2000 ETF	7.30%
First Trust NASDAQ-100 Technology Sector ETF	4.42%
iShares International Select Dividend ETF	2.58%
First Trust Emerging Markets AlphaDEX ETF	2.31%
iShares Short Maturity Bond ETF	0.88%
iShares US Energy ETF	0.28%
Invesco QQQ Trust, Series 1 ETF	21.65%
SPDR Portfolio Emerging Markets ETF	20.77%

Top Portfolio Investment Types	(% of Net Assets)
Exchange Traded Funds	91.58%
Money Market Fund	7.74%
99.32%

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2021 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Digital Turbine, Inc.	3.67%
Texas Pacific Land Trust	2.37%
Kraton Corp.	1.96%
Exxon Mobil Corp.	1.62%
Texas Capital Bancshares, Inc.	1.45%
XPEL, Inc.	1.43%
Rush Enterprises, Inc. Class A	1.37%
Trinity Industries, Inc.	1.27%
The Howard Hughes Corp.	1.13%
Texas Instruments, Inc.	1.12%
17.39%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	11.84%
Software & Services	11.54%
Banks	10.56%
Chemicals	7.03%
Diversified Financials	5.33%
Pharmaceuticals, Biotechnology & Life Science	4.32%
Oil & Gas Exploration & Production	4.29%
Consumer Services	3.45%
Retailing	3.26%
Health Care Equipment & Services	3.14%
64.76%

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 84.26%

Banks - 1.44%
1,500	Comerica, Inc.	$ 102,150
5,400	KeyCorp	108,756
		210,906
Capital Goods - 11.93%
3,460	General Dynamics Corp.	565,606
3,375	Huntington Ingalls Industries, Inc.	593,696
1,500	Illinois Tool Works, Inc.	303,270
500	Transdigm Group, Inc. *	288,335
		1,750,907
Chemicals - 4.78%
6,800	LyondellBasell Industries NV Class A	701,012

Consumer Durables & Apparel - 11.72%
3,900	D.R. Horton, Inc.	299,793
3,300	Mohawk Industries, Inc. *	577,467
20,000	Tapestry, Inc. *	842,800
		1,720,060
Diversified Financials - 5.52%
18,200	Franklin Resources, Inc.	476,294
600	MarketAxess Holdings, Inc.	333,564
		809,858
Food, Beverage & Tobacco - 5.81%
12,600	Tyson Foods, Inc. Class A	852,642

Health Care Equipment & Services - 4.00%
3,800	Baxter International, Inc.	295,222
2,500	Medtronic PLC (Ireland)	292,425
		587,647
Insurance - 5.86%
32,500	Unum Group	860,600

Insurance-Multiline - 1.30%
700	Assurant, Inc.	86,254
1,850	Principal Financial Group, Inc.	104,673
		190,927
Media & Entertainment - 2.13%
12,000	Interpublic Group of Cos., Inc.	313,440

Oil & Gas Equipment Services - 3.57%
18,802	Schlumberger Ltd.	524,764

Oil & Gas Exploration & Production - 6.56%
34,600	Cabot Oil & Gas Corp. Class A	640,446
6,200	ConocoPhillips	322,462
		962,908
Oil & Gas Refining & Marketing - 3.21%
5,675	Phillips 66	471,309

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Pharmaceuticals, Biotechnology & Life Science - 2.10%
1,450	Vertex Pharmaceuticals, Inc. *	$ 308,197

Retailing - 4.96%
13,174	Kohl's Corp. *	727,864

Semiconductors & Semiconductor Equipment - 2.12%
3,400	Micron Technology, Inc. *	311,202

Software & Services - 1.93%
3,000	Akamai Technologies, Inc. *	283,500

Technology Hardware, Storage & Peripherals - 5.32%
11,400	Western Digital Corp. *	781,242

TOTAL FOR COMMON STOCKS (Cost $12,110,635) - 84.26%		12,368,985

REAL ESTATE INVESTMENT TRUSTS - 6.00%
2,200	Digital Realty Trust, Inc.	296,406
35,200	Host Hotels & Resorts, Inc. *	583,968

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $813,533) - 6.00%		880,374

MONEY MARKET FUND - 9.67%
1,420,277	Federated Hermes Government Obligations Fund - Institutional Class, 0.01% **	1,420,277

TOTAL FOR MONEY MARKET FUND (Cost $1,420,277) - 9.67%		1,420,277

TOTAL INVESTMENTS (Cost $14,344,445) - 99.93%		14,669,636

OTHER ASSETS LESS LIABILITIES - 0.07%		9,584

NET ASSETS - 100.00%		$ 14,679,220

* Non-Income producing.

** 7-day yield as of February 28, 2021.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 90.51%

Automobiles & Components - 1.54%
1,500	Lear Corp.	$ 249,135
2,900	Magna International, Inc. (Canada)	244,180
		493,315
Banks - 5.87%
9,100	Bank OZK	375,102
8,100	Cathay General Bancorp	304,884
4,500	East West Bancorp, Inc.	324,720
600	SVB Financial Group *	303,216
7,900	Washington Federal, Inc.	238,738
6,300	WSFS Financial Corp.	334,782
		1,881,442
Capital Goods - 7.95%
2,700	A.O. Smith Corp.	160,299
1,400	Acuity Brands, Inc.	172,620
900	Cummins, Inc.	227,880
1,200	Curtiss-Wright Corp.	132,588
2,200	EMCOR Group, Inc.	214,214
2,400	Franklin Electric Co., Inc.	180,144
1,600	John Bean Technologies Corp.	236,112
580	L3Harris Technologies, Inc.	105,508
3,000	MSC Industrial Direct Co., Inc. Class A	258,390
1,500	Simpson Manufacturing Co., Inc.	146,190
1,500	Snap-on, Inc.	304,665
800	Valmont Industries, Inc.	189,224
900	Watsco, Inc.	218,790
		2,546,624
Chemicals - 1.82%
2,600	Eastman Chemical Co.	284,076
2,900	LyondellBasell Industries NV Class A	298,961
		583,037
Commercial & Professional Services - 3.15%
4,500	ABM Industries, Inc.	194,310
6,900	CBIZ, Inc. *	208,035
500	Cintas Corp.	162,170
1,800	Copart, Inc. *	196,488
3,200	Robert Half International, Inc.	248,928
		1,009,931
Consumer Durables & Apparel - 3.24%
2,900	Hasbro, Inc.	271,759
2,700	Lennar Corp. Class A	224,019
70	NVR, Inc. *	315,059
1,200	Whirlpool Corp.	228,096
		1,038,933

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Consumer Services - 3.47%
1,400	Bright Horizons Family Solutions, Inc. *	$ 223,524
7,800	Carriage Services, Inc.	257,088
500	Domino's Pizza, Inc.	173,255
400	Graham Holdings Co. Class B	240,332
2,100	Yum! Brands, Inc.	217,413
		1,111,612
Containers & Packaging - 2.51%
1,700	Avery Dennison Corp.	297,857
2,300	Packaging Corp. of America	303,646
3,400	Sonoco Products Co.	202,538
		804,041
Diversified Financials - 1.65%
1,800	Cboe Global Markets, Inc.	178,128
3,000	Raymond James Financial, Inc.	350,220
		528,348
Electric Utilities - 1.14%
5,900	Hawaiian Electric Industries, Inc.	206,264
5,400	OGE Energy Corp.	158,058
		364,322
Food, Beverage & Tobacco - 2.31%
4,000	Archer-Daniels Midland Co.	226,320
2,400	Kellogg Co.	138,504
1,100	Lancaster Colony Corp.	192,137
2,700	Tyson Foods, Inc. Class A	182,709
		739,670
Gas Utilities - 1.17%
2,200	One Gas, Inc.	147,334
5,900	UGI Corp.	226,029
		373,363
Health Care Equipment & Services - 7.54%
3,000	AmerisourceBergen Corp.	303,660
5,600	Cantel Medical Corp. *	415,968
600	Chemed Corp.	267,126
1,700	Laboratory Corp. of America Holdings *	407,847
2,100	McKesson Corp.	355,992
1,600	Molina Healthcare, Inc. *	346,816
800	Teleflex, Inc.	318,496
		2,415,905
Household & Personal Products - 1.23%
2,100	Church & Dwight Co., Inc.	165,375
900	Medifast, Inc.	227,691
		393,066
Insurance - 3.65%
7,400	Arch Capital Group Ltd. (Bermuda) *	265,068
1,100	Everest Re Group Ltd. (Bermuda)	265,991
2,400	Safety Insurance Group, Inc.	189,792
1,800	The Hanover Insurance Group, Inc.	207,630
200	White Mountains Insurance Group, Ltd. (Bermuda) *	239,012
		1,167,493

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Media & Entertainment - 7.42%
400	Cable One, Inc.	$ 765,940
25,000	ViacomCBS, Inc. Class B	1,612,250
		2,378,190
Metal & Mining - 1.38%
1,400	Franco-Nevada Corp.	149,828
4,800	POSCO ADR	293,280
		443,108
Oil, Gas & Consumable Fuels - 1.32%
4,900	ONEOK, Inc.	217,021
6,600	World Fuel Services Corp.	205,128
		422,149
Pharmaceuticals, Biotechnology & Life Science - 4.81%
2,900	Agilent Technologies, Inc.	354,003
2,200	Icon PLC (Ireland) *	397,496
2,300	Jazz Pharmaceuticals PLC (Ireland) *	386,492
2,400	United Therapeutics Corp. *	401,232
		1,539,223
Retailing - 4.65%
2,900	Best Buy Co., Inc.	291,015
7,200	Core-Mark Holding Co., Inc.	234,576
1,400	Five Below, Inc. *	260,568
1,700	Genuine Parts Co.	179,095
800	Lithia Motors, Inc. Class A	299,160
700	Ulta Beauty, Inc. *	225,631
		1,490,045
Semiconductors & Semiconductor Equipment - 3.31%
3,100	Skyworks Solutions, Inc.	551,242
3,900	Xilinx, Inc. *	508,170
		1,059,412
Software & Services - 8.80%
3,400	Akamai Technologies, Inc. *	321,300
5,400	Amdocs Ltd.	409,374
2,900	Aspen Technology, Inc. *	436,479
3,950	Check Point Software Technology Ltd. (Israel) *	435,448
10,000	Genpact Ltd. (Bermuda)	404,400
3,400	Leidos Holdings, Inc.	300,730
6,300	Maximus, Inc.	512,064
		2,819,795
Technology Hardware & Equipment - 7.79%
3,300	CDW Corp.	517,737
2,320	F5 Networks, Inc. *	440,754
6,600	NetApp, Inc.	413,160
4,800	TE Connectivity Ltd. (Switzerland)	624,144
1,000	Zebra Technologies Corp. Class A *	499,430
		2,495,225
Transportation - 1.78%
1,750	Landstar System, Inc.	280,245
5,000	Southwest Airlines Co. *	290,650
		570,895

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Water Utilities - 1.25%
2,100	American States Water Co.	$ 153,405
4,100	The York Water Co.	170,600
		324,005

TOTAL FOR COMMON STOCKS (Cost $20,307,472) - 90.51%		28,993,149

REAL ESTATE INVESTMENT TRUSTS - 7.83%
17,300	LTC Properties, Inc.	707,743
5,800	Mid-America Apartment Communities, Inc.	781,434
14,900	National Health Investors, Inc.	1,017,223
		2,506,400

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,970,762) - 7.83%		2,506,400

MONEY MARKET FUND - 1.72%
552,212	Federated Hermes Government Obligations Fund - Institutional Class, 0.01% **	552,212

TOTAL FOR MONEY MARKET FUND (Cost $552,212) - 1.72%		552,212

TOTAL INVESTMENTS (Cost $22,830,446) - 100.06%		32,051,761

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(19,744)

NET ASSETS - 100.00%		$ 32,032,017

* Non-Income producing.

** 7-day yield as of February 28, 2021.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SMART DIVERSIFICATION FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 91.58%
41,040	Energy Select Sector SPDR Fund ETF	$ 1,976,076
16,000	First Trust Emerging Markets AlphaDEX ETF	414,400
750	First Trust Enhanced Short Maturity ETF	44,992
5,500	First Trust NASDAQ-100 Technology Sector ETF	793,430
12,367	Invesco QQQ Trust, Series 1 ETF	3,884,970
15,000	iShares International Select Dividend ETF	462,150
6,000	iShares Russell 2000 ETF	1,309,860
3,130	iShares Short Maturity Bond ETF	157,157
2,000	iShares US Energy ETF	51,100
84,503	SPDR Portfolio Emerging Markets ETF	3,726,582
9,500	SPDR S&P 500 ETF Trust	3,613,420
		16,434,137

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $13,514,125) - 91.58%		16,434,137

MONEY MARKET FUND - 7.74%
1,388,574	Federated Hermes Government Obligations Fund - Institutional Class, 0.01% **	1,388,574

TOTAL FOR MONEY MARKET FUND (Cost $1,388,574) - 7.74%		1,388,574

TOTAL INVESTMENTS (Cost $14,902,699) - 99.32%		17,822,711

OTHER ASSETS LESS LIABILITIES - 0.68%		122,969

NET ASSETS - 100.00%		$ 17,945,680

** 7-day yield as of February 28, 2021.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 96.48%

Automobiles & Components - 1.43%
3,940	XPEL, Inc. *	$ 190,499

Automotive - 0.11%
1,000	Velodyne Lidar, Inc. *	14,690

Banks - 10.56%
1,705	Allegiance Bancshares, Inc.	64,193
7,116	Cadence Bancorp. Class A	146,020
783	Comerica, Inc.	53,322
1,270	Cullen/Frost Bankers, Inc.	132,588
3,095	First Financial Bankshares, Inc.	138,223
2,791	Hilltop Holdings, Inc.	92,215
1,889	Independent Bank Group, Inc.	131,644
2,746	International Bancshares Corp.	119,671
802	Prosperity Bancshares, Inc.	58,923
1,890	Southside Bancshares, Inc.	65,356
2,548	Texas Capital Bancshares, Inc. *	194,158
1,067	Triumph Bancorp, Inc. *	81,839
4,583	Veritex Holdings, Inc.	133,274
		1,411,426
Capital Goods - 11.84%
394	Alamo Group, Inc.	60,136
1,204	AZZ, Inc.	61,512
2,382	Builders FirstSource, Inc. *	103,057
1,033	Comfort Systems USA, Inc.	63,984
6,808	Cornerstone Building Brands, Inc. *	77,543
1,010	CSW Industrials, Inc.	126,826
2,054	Encore Wire Corp.	134,599
1,859	IES Holdings, Inc. *	85,217
539	Jacobs Engineering Group, Inc.	62,028
2,433	Primoris Services Corp.	81,433
5,445	Quanex Building Products Corp.	132,477
1,247	Quanta Services, Inc.	104,561
4,320	Rush Enterprises, Inc. Class A	183,298
3,060	Sterling Construction Co. *	69,707
1,331	Textron, Inc.	67,003
5,279	Trinity Industries, Inc.	169,456
		1,582,837
Chemicals - 7.03%
903	Celanese Corp. Series A	125,436
4,378	Huntsman Corp.	119,519
7,028	Kraton Corp. *	261,371
7,618	Kronos Worldwide, Inc.	110,080
7,790	Orion Engineered Carbons SA (Luxembourg) *	137,883
2,075	Valhi, Inc.	38,348
1,716	Westlake Chemical Corp.	146,872
		939,509

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Commercial & Professional Services - 1.15%
521	Copart, Inc. *	$ 56,872
3,400	Ennis, Inc.	67,388
268	Waste Management, Inc.	29,719
		153,979
Construction Materials - 1.14%
620	Eagle Materials, Inc. *	77,736
3,183	Forterra, Inc. *	74,068
		151,804
Consumer Durables & Apparel - 2.77%
4,947	Callaway Golf Co. *	138,269
1,182	D.R. Horton, Inc.	90,860
3,605	Green Brick Partners, Inc. *	71,127
639	LGI Homes, Inc. *	69,811
		370,067
Consumer Services - 3.45%
2,020	Brinker International, Inc. *	138,552
1,750	Chuy's Holdings, Inc. *	71,750
1,956	Dave & Buster's Entertainment, Inc. *	79,433
1,009	Service Corp. International	48,190
1,566	Six Flags Entertainment Corp. *	69,844
395	Wingstop, Inc.	53,779
		461,548
Diversified Financials - 5.33%
1,206	The Charles Schwab Corp.	74,434
4,036	Main Street Capital Corp.	148,040
2,756	Sixth Street Specialty Lending, Inc.	59,915
287	Texas Pacific Land Trust	316,859
4,758	Victory Capital Holdings, Inc.	113,003
		712,251
Electric Housewares & Fans - 0.60%
368	Helen of Troy Ltd. (Bermuda) *	79,782

Energy - 0.55%
1,340	Marathon Petroleum Corp.	73,191

Energy Equipment & Services - 0.94%
4,404	Archrock, Inc.	45,405
1,443	Cactus, Inc. Class A	45,988
5,496	Select Energy Services, Inc. Class A *	34,735
		126,128
Engineering & Construction - 0.89%
2,088	Arcosa, Inc.	118,452

Financial Services - 0.31%
3,000	New Providence Acquisition Corp. *	41,520

Food, Beverage & Tobacco - 2.11%
2,082	Darling Ingredients, Inc. *	131,249
3,609	Keurig Dr. Pepper, Inc.	110,147
1,489	Vital Farms, Inc. *	40,382
		281,778

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Gas Utilities - 0.69%
1,089	Atmos Energy Corp.	$ 92,140

Health Care Equipment & Services - 3.14%
170	Atrion Corp.	106,233
1,822	HMS Holdings Corp. *	67,022
657	McKesson Corp.	111,375
800	Orthofix Medical, Inc.*	37,208
6,190	Retractable Technologies, Inc. *	97,183
		419,021
Insurance - 0.84%
2,386	Stewart Information Services Corp.	112,619

Integrated Oil & Gas - 2.10%
3,978	Exxon Mobil Corp.	216,284
2,412	Occidental Petroleum Corp.	64,183
		280,467
Leisure Products - 0.61%
1,176	YETI Holdings, Inc. *	80,874

Media & Entertainment - 1.00%
5,949	Cinemark Holdings, Inc. *	133,555

Oil & Gas Drilling - 0.26%
4,669	Patterson-UTI Energy, Inc.	34,551

Oil & Gas Equipment Services - 2.04%
3,568	Oceaneering International, Inc. *	42,102
5,243	ProPetro Holding Corp. *	60,137
3,620	Schlumberger Ltd.	101,034
5,909	Solaris Oilfield Infrastructure, Inc. Class A	69,785
		273,058
Oil & Gas Exploration & Production - 4.29%
3,047	Cabot Oil & Gas Corp. Class A	56,400
678	Callon Petroleum Co. *	17,336
2,702	ConocoPhillips	140,531
498	Diamondback Energy, Inc.	34,501
420	EOG Resources, Inc.	27,115
3,725	Matador Resources Co. *	77,815
686	Pioneer Natural Resources Co.	101,928
5,833	Range Resources Corp. *	56,230
15,252	Southwestern Energy Co. *	61,771
		573,627
Oil & Gas Refining & Marketing - 2.41%
3,201	CVR Energy, Inc. *	70,678
1,083	HollyFrontier Corp.	41,024
1,195	Phillips 66	99,245
1,442	Valero Energy Corp.	111,005
		321,952

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Oil & Gas Storage & Transportation - 2.14%
1,749	Cheniere Energy, Inc. *	$ 117,865
9,838	EnLink Midstream LLC	37,876
4,225	Targa Resources, Inc.	130,679
		286,420
Oil, Gas & Consumable Fuels - 1.12%
3,950	Brigham Minerals, Inc. Class A	56,525
7,742	Magnolia Oil & Gas Corp. Class A *	93,369
		149,894
Pharmaceuticals, Biotechnology & Life Science - 4.32%
1,366	Cassava Sciences, Inc. *	66,360
1,706	Castle Biosciences, Inc. *	129,792
16,071	Lexicon Pharmaceuticals, Inc. *	115,550
2,469	Luminex Corp.	80,292
1,251	Shattuck Labs, Inc. *	51,666
2,288	Taysha Gene Therapies, Inc. *	58,550
1,751	XBiotech, Inc. (Canada) *	33,269
24,000	iBio, Inc. *	42,240
		577,719
Real Estate Management & Development - 0.65%
4,089	Forestar Group, Inc. *	87,055

Retail & Wholesale-Discretionary - 0.50%
2,767	Academy Sports & Outdoors, Inc. *	66,297

Retailing - 3.26%
5,034	At Home Group, Inc. *	126,806
1,865	Core-Mark Holding Co., Inc.	60,762
9,267	Michaels Cos., Inc. *	139,005
7,125	The Container Store Group, Inc. *	109,226
		435,799
Semiconductors & Semiconductor Equipment - 2.71%
930	Cirrus Logic, Inc. *	76,055
1,732	Diodes, Inc. *	135,997
869	Texas Instruments, Inc.	149,703
		361,755
Software & Services - 11.54%
1,191	BigCommerce Holdings, Inc. *	70,400
6,919	Blucora, Inc. *	112,088
5,940	Digital Turbine, Inc. *	490,466
3,378	KBR, Inc.	104,718
801	Match Group, Inc. Class A *	122,433
13,590	Moneygram International, Inc. *	90,645
2,412	PROS Holdings, Inc. *	114,329
1,361	Rackspace Technology, Inc. *	28,608
8,970	Sabre Corp. *	131,769
1,134	Sailpoint Technologies Holdings, Inc. *	63,935
2,845	SolarWinds Corp. *	46,061
71	Tyler Technologies, Inc. *	32,903
1,700	Upland Software, Inc. *	84,031
6,775	Zix Corp. *	50,000
		1,542,386

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares		Fair Value

Technology Hardware & Equipment - 1.44%
2,191	Benchmark Electronics, Inc.	$ 62,224
765	Dell Technologies, Inc. Class C *	62,019
4,669	Hewlett Packard Enterprise Co.	67,981
		192,224
Transportation - 0.72%
1,059	Kirby Corp. *	66,251
574	Uber Technologies, Inc. *	29,705
		95,956
Utilities - 0.49%
1,468	Sunnova Energy International, Inc. *	65,825

TOTAL FOR COMMON STOCKS (Cost $9,712,848) - 96.48%		12,892,655

REAL ESTATE INVESTMENT TRUST - 1.12%
1,586	The Howard Hughes Corp. *	150,464

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $115,865) - 1.12%		150,464

WARRANT - 0.03%
301	Occidental Petroleum Corp.	3,612

TOTAL FOR WARRANT (Cost $0) - 0.03%		3,612

MONEY MARKET FUND - 0.84%
112,562	Federated Hermes Government Obligations Fund - Institutional Class, 0.01% (**)(***)	112,562

TOTAL FOR MONEY MARKET FUND (Cost $112,562) - 0.84%		112,562

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $384,824) - 1.54%		206,310

TOTAL INVESTMENTS (Cost $10,326,099) - 100.01%		13,365,603

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%		(2,572)

NET ASSETS - 100.00%		$ 13,363,031

* Non-Income producing.

** 7-day yield as of February 28, 2021.

*** $653 of this balance is held as collateral for securities lending program.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF PURCHASED OPTIONS

FEBRUARY 28, 2021 (UNAUDITED)

PURCHASED OPTIONS - 1.45%

CALL OPTIONS - 0.35% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P Retail ETF	Pershing, LLC	130	1,690,000	$130.00	3/19/2021	$ 14,560

iShares 20+ Year Treasury Bond ETF	Pershing, LLC	200	3,000,000	150.00	3/19/2021	9,400

iShares 20+ Year Treasury Bond ETF	Pershing, LLC	300	4,650,000	155.00	3/19/2021	5,400

iShares 20+ Year Treasury Bond ETF	Pershing, LLC	300	4,650,000	155.00	4/16/2021	17,400

Total Call Options (Premiums Paid $238,601) - 0.35%						$ 46,760

PUT OPTIONS - 1.19% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Invesco QQQ Trust	Pershing, LLC	50	1,575,000	$315.00	3/19/2021	$ 48,150

Invesco QQQ Trust	Pershing, LLC	100	2,900,000	290.00	4/16/2021	67,500

iShares Russell 2000 ETF	Pershing, LLC	100	2,100,000	210.00	3/19/2021	43,900

Total Put Options (Premiums Paid $146,223) - 1.19%						$ 159,550

TOTAL PURCHASED OPTIONS (Premiums Paid $384,824) - 1.54%						$ 206,310

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 28, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 28, 2021 (UNAUDITED)

Assets:	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	The Texas Fund
Investment Securities
At Cost	$14,344,445	$ 22,830,446	$14,902,699	$10,326,099

At Fair Value, including value of securities loaned $0, $0, $0 and $37,371, respectively (see Note 2)	$14,669,636	$32,051,761	$17,822,711	$13,365,603

Cash	500	-	-	500
Receivables:
Shareholder Subscriptions	-	11	142,602	-
Dividends	22,601	28,813	36	13,111
Prepaid Expenses	1,698	1,565	1,003	786
Total Assets	14,694,435	32,082,150	17,966,352	13,380,000

Liabilities:
Collateral for Securities on Loan	-	-	-	653
Payables:
Due to Adviser	5,443	7,509	4,850	3,401
Chief Compliance Officer Fees	1,449	3,617	1,379	1,149
Trustee Fees	703	703	703	703
Operating Services Fees	7,620	22,720	13,740	11,063
Shareholder Redemptions	-	15,584	-	-
Total Liabilities	15,215	50,133	20,672	16,969
Net Assets	$14,679,220	$ 32,032,017	$17,945,680	$13,363,031

Net Assets Consist of:
Paid In Capital	$14,370,624	$22,320,429	$14,640,293	$10,867,926
Distributable Earnings (Deficit)	308,596	9,711,588	3,305,387	2,495,105
Net Assets	$14,679,220	$ 32,032,017	$17,945,680	$13,363,031

Institutional Class Shares
Net Assets	$14,679,220	$ 19,926,949	$17,945,680	$13,363,031
Shares of beneficial interest outstanding (1)	1,332,104	2,754,762	1,298,894	994,326
Net asset value, offering and redemption price per share	$ 11.02	$ 7.23	$ 13.82	$ 13.44

Investor Class Shares
Net Assets		$ 12,105,068
Shares of beneficial interest outstanding (1)		1,799,772
Net asset value, offering and redemption price per share		$ 6.73

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

 The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 2, 2020 1(UNAUDITED)

	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $1,130, $0 and $0 of foreign tax withheld)	$ 133,588	$ 272,177	$ 98,611	$ 67,828
Securities Lending	-	-	-	91
Total Investment Income	133,588	272,177	98,611	67,919

Expenses:
Advisory Fees	50,818	82,356	61,281	42,010
Chief Compliance Officer Fees	9,614	19,945	11,083	8,452
Trustee Fees	7,735	7,535	7,535	7,735
Operating Services Fees	22,687	100,035	42,590	32,940
ICI Membership Fees	1,099	1,035	105	577
Total Expenses	91,953	210,906	122,594	91,714

Net Investment Income (Loss)	41,635	61,271	(23,983)	(23,795)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain from Investments	67,880	691,053	760,407	1,317,839
Net Realized Loss from Options	-	-	-	(919,889)
Net Change in Unrealized Appreciation on Options		-	-	50,925
Net Change in Unrealized Appreciation on Investments	4,747,595	5,658,544	1,308,300	3,074,294

Net Realized and Unrealized Gain on Investments	4,815,475	6,349,597	2,068,707	3,523,169

Net Increase in Net Assets Resulting from Operations	$ 4,857,110	$ 6,410,868	$ 2,044,724	$ 3,499,374

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 41,635	$ 278,006
Net Realized Gain from Investments	67,880	3,552,056
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,747,595	(5,516,756)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,857,110	(1,686,694)

Distributions to Shareholders from:
Distributions:	(3,658,169)	(999,627)
Net Change in Net Assets from Distributions	(3,658,169)	(999,627)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,553,188	756,071
Shares Issued on Reinvestment of Dividends
Institutional Class	957,520	107,666
Cost of Shares Redeemed:
Institutional Class	(97,233)	(13,897,545)
Net Increase (Decrease) from Shareholder Activity	2,413,475	(13,033,808)

Net Assets:
Net Increase (Decrease) in Net Assets	3,612,416	(15,720,129)
Beginning of Period/Year	11,066,804	26,786,933
End of Period/Year	$ 14,679,220	$ 11,066,804

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 61,271	$ 299,392
Net Realized Gain from Investments	691,053	58,587
Net Change in Unrealized Appreciation on Investments	5,658,544	1,140,214
Net Increase in Net Assets Resulting from Operations	6,410,868	1,498,193

Distributions to Shareholders from:
Distributions:
Investor Class	(30,722)	(1,122,328)
Institutional Class	(91,906)	(1,218,090)
Net Change in Net Assets from Distributions	(122,628)	(2,340,418)

Capital Share Transactions:
Proceeds from Sale of Shares:
Investor Class	167,610	515,305
Institutional Class	523,080	2,007,826
Shares Issued on Reinvestment of Dividends
Investor Class	30,353	1,107,803
Institutional Class	91,906	1,218,090
Cost of Shares Redeemed:
Investor Class	(1,787,505)	(8,150,677)
Institutional Class	(965,731)	(2,630,204)
Net Decrease from Shareholder Activity	(1,940,287)	(5,931,857)

Net Assets:
Net Increase (Decrease) in Net Assets	4,347,953	(6,774,082)
Beginning of Period/Year	27,684,064	34,458,146
End of Period/Year	$ 32,032,017	$ 27,684,064

The accompanying notes are an integral part of these financial statements.

SMART DIVERSIFICATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Period Ended
	2/28/2021	8/31/2020 (a)
Increase in Net Assets From Operations:
Net Investment Loss	$ (23,983)	$ (23,519)
Net Realized Gain (Loss) from Investments	760,407	(307,666)
Net Change in Unrealized Appreciation on Investments	1,308,300	1,611,712
Net Increase in Net Assets Resulting from Operations	2,044,724	1,280,527

Distributions to Shareholders from:
Distributions:	(20,674)	-
Net Change in Net Assets from Distributions	(20,674)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	5,466,277	14,522,324
Shares Issued on Reinvestment of Dividends
Institutional Class	17,986	-
Cost of Shares Redeemed:
Institutional Class	(2,094,160)	(3,271,324)
Net Increase from Shareholder Activity	3,390,103	11,251,000

Net Assets:
Net Increase in Net Assets	5,414,153	12,531,527
Beginning of Period	12,531,527	-
End of Period	$ 17,945,680	$ 12,531,527

(a) For period September 3, 2019 (commencement of operations) through August 31, 2020.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (23,795)	$ (2,012)
Net Realized Gain (Loss) from Investments and Options	397,950	(11,981)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	3,125,219	76,431
Net Increase (Decrease) in Net Assets Resulting from Operations	3,499,374	62,438

Distributions to Shareholders from:
Distributions:
Net Investment Income	-	(7,946)
Return of Capital	-	-
Net Change in Net Assets from Distributions	-	(7,946)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	995,804	500,767
Shares Issued on Reinvestment of Dividends
Institutional Class	-	7,622
Cost of Shares Redeemed:
Institutional Class	(352,205)	(1,168,523)
Net Increase (Decrease) from Shareholder Activity	643,599	(660,134)

Net Assets:
Net Increase (Decrease) in Net Assets	4,142,973	(605,642)
Beginning of Period/Year	9,220,058	9,825,700
End of Period/Year	$ 13,363,031	$ 9,220,058

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended	Years Ended
Institutional Class Shares	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016

Net Asset Value, at Beginning of Period/Year	$ 10.23	$ 11.05	$ 13.66	$ 12.69	$ 11.83	$ 15.86

Income (Loss) From Investment Operations:
Net Investment Income	0.04*	0.15*	0.07*	0.09*	0.23*	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	4.14	(0.51)	(1.49)	1.64	0.98	0.22
Total from Investment Operations	4.18	(0.36)	(1.42)	1.73	1.21	0.31

Distributions:
From Net Investment Income	(0.06)	(0.13)	(0.07)	(0.24)	(0.07)	(0.13)
From Net Realized Gain	(3.33)	(0.33)	(1.12)	(0.52)	(0.28)	(4.21)
Total from Distributions	(3.39)	(0.46)	(1.19)	(0.76)	(0.35)	(4.34)

Net Asset Value, at End of Period/Year	$ 11.02	$ 10.23	$ 11.05	$ 13.66	$ 12.69	$ 11.83

Total Return **	47.37%(b)	(3.62)%	(9.76)%	13.97%	10.17%	4.75%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 14,679	$11,067	$ 26,787	$14,126	$12,267	$10,318
Ratio of Expenses to Average Net Assets	1.50%(a)	1.40%	1.36%	1.36%	1.39%	1.43%
Ratio of Net Investment Income to Average Net Assets	0.68%(a)	1.43%	0.60%	0.68%	1.84%	0.87%
Portfolio Turnover	66%(b)	50%	81%	173%	127%	25%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited)
	Six Months	Year	Period
	Ended	Ended	Ended (c)	Years Ended
Investor Class Shares	2/28/2021	8/31/2020	8/31/2019	4/30/2019†	4/30/2018†	4/30/2017†	4/30/2016†

Net Asset Value, at Beginning of Year/Period	$ 5.45	$ 5.56	$ 5.75	$ 5.61	$ 6.00	$ 5.95	$ 9.69

Income (Loss) From Investment Operations:
Net Investment Income *	- ***	0.04	0.02	0.03	0.01	0.03	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	1.30	0.27	(0.19)	0.45	0.23	0.75	(0.18) ^
Total from Investment Operations	1.30	0.31	(0.17)	0.48	0.24	0.78	(0.13)

Distributions:
From Net Investment Income	(0.02)	(0.04)	(0.02)	(0.01)	(0.05)	(0.04)	(0.06)
From Net Realized Gain	-	(0.38)	-	(0.33)	(0.58)	(0.69)	(3.55)
Total from Distributions	(0.02)	(0.42)	(0.02)	(0.34)	(0.63)	(0.73)	(3.61)

Net Asset Value, at End of Year/Period	$ 6.73	$ 5.45	$ 5.56	$ 5.75	$ 5.61	$ 6.00	$ 5.95

Total Return **	23.79%(b)	5.63%	(2.92)% (b)	9.54%	3.56%	13.26%	0.25%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 12,105	$11,215	$ 18,158	$ 19,848	$21,556	$ 27,059	$ 29,947
Ratio of Expenses to Average Net Assets	1.74%(a)	1.61%	1.49%(a)	1.53%	1.55%	1.47%	1.47%
Ratio of Net Investment Income to Average Net Assets	0.12%(a)	0.75%	0.80%(a)	0.60%	0.12%	0.50%	0.63%
Portfolio Turnover	0%(b)	53%	51%(b)	62%	6%	146%	155%

† Formerly The Henssler Equity Fund.

^ The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited)
	Six Months	Year	Period
	Ended	Ended	Ended (c)	Years Ended
Institutional Class Shares	2/28/2021	8/31/2020	8/31/2019	4/30/2019†	4/30/2018†	4/30/2017†	4/30/2016†

Net Asset Value, at Beginning of Year/Period	$ 5.86	$ 5.94	$ 6.15	$ 5.97	$ 6.33	$ 6.24	$ 9.98

Income (Loss) From Investment Operations:
Net Investment Income *	0.02	0.07	0.03	0.07	0.04	0.06	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	1.38	0.29	(0.20)	0.47	0.25	0.78	(0.18)^
Total from Investment Operations	1.40	0.36	(0.17)	0.54	0.29	0.84	(0.09)

Distributions:
From Net Investment Income	(0.03)	(0.06)	(0.04)	(0.03)	(0.07)	(0.06)	(0.10)
From Net Realized Gain	-	(0.38)	-	(0.33)	(0.58)	(0.69)	(3.55)
Total from Distributions	(0.03)	(0.44)	(0.04)	(0.36)	(0.65)	(0.75)	(3.65)

Net Asset Value, at End of Year/Period	$ 7.23	$ 5.86	$ 5.94	$ 6.15	$ 5.97	$ 6.33	$ 6.24

Total Return **	24.01%(b)	6.18%	(2.83)%(b)	10.02%	4.22%	13.66%	0.79%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 19,927	$ 16,469	$16,300	$ 16,952	$ 17,465	$15,614	$13,654
Ratio of Expenses to Average Net Assets	1.23%(a)	1.12%	1.00%(a)	1.03%	1.05%	0.97%	0.98%
Ratio of Net Investment Income to Average Net Assets	0.61%(a)	1.24%	1.29%(a)	1.09%	0.61%	1.00%	1.11%
Portfolio Turnover	0%(b)	53%	51%(b)	62%	6%	146%	155%

† Formerly The Henssler Equity Fund.

^ The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SMART DIVERSIFICATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited)
	Six Months	Period
	Ended	Ended (a)
Institutional Class Shares	2/28/2021	8/31/2020

Net Asset Value, at Beginning of Period	$ 12.13	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.02)	(0.03)
Net Gain on Securities (Realized and Unrealized)	1.73	2.16
Total from Investment Operations	1.71	2.13

Distributions:
From Net Investment Income	(0.02)	-
From Net Realized Gain	-	-
Total from Distributions	(0.02)	-

Net Asset Value, at End of Period	$ 13.82	$ 12.13

Total Return **	14.07%(c)	21.30%(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,946	$ 12,532
Ratio of Expenses to Average Net Assets	1.63%(b)	1.75%(b)
Ratio of Net Investment Loss to Average Net Assets	(0.32%)(b)	(0.33%)(b)
Portfolio Turnover	115%(c)	359%(c)

(a) For period September 3, 2019 (commencement of operations) through August 31, 2020.

(b) Annualized.

(c) Not Annualized.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended	Years Ended
Institutional Class Shares	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016

Net Asset Value, at Beginning of Year	$ 9.73	$ 9.58	$ 11.97	$ 9.38	$ 8.88	$ 8.92

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	(0.03)	-(*)(***)	-*	0.02*	(0.03)*	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.74	0.16	(2.17)	2.57	0.53	(0.01)
Total from Investment Operations	3.71	0.16	(2.17)	2.59	0.50	(0.04)

Distributions:
From Net Investment Income	-	(0.01)	-***	-	-	-
From Return of Capital	-	-	(0.03)	-	-	-
From Net Realized Gain	-	-	(0.19)	-	-	-
Total from Distributions	-	(0.01)	(0.22)	-	-	-

Net Asset Value, at End of Year	$ 13.44	$ 9.73	$ 9.58	$ 11.97	$ 9.38	$ 8.88

Total Return **	38.13%(b)	1.68%	(18.12)%	27.61%	5.63%	(0.45)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 13,363	$ 9,220	$ 9,826	$12,445	$ 9,934	$ 9,492
Ratio of Expenses to Average Net Assets	1.76%(a)	1.71%	1.64%	1.61%	1.66%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.46%)(a)	(0.02%)	(0.01%)	0.18%	(0.29%)	(0.37)%
Portfolio Turnover	51%(b)	137%	83%	44%	40%	48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2021 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Smart Diversification Fund

The Texas Fund

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Smart Diversification Fund (“Smart Diversification Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Smart Diversification Fund is total return through a combination of capital appreciation and income.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares.

The Smart Diversification Fund commenced investment operations on September 3, 2019.

On March 22, 2019, the Board of Trustees of The Henssler Equity Fund, Investor Class and Institutional Class, together “Henssler Equity Fund,” approved the reorganization of the Henssler Equity Fund with and into the Monteagle Opportunity Equity Fund, Investor Class and Institutional Class, together “Opportunity Equity Fund.” The reorganization provided for the transfer of assets of Henssler Equity Fund to Opportunity Equity Fund and the assumption of the liabilities of Hensser Equity Fund by Opportunity Equity Fund.  The reorganization was effective as of the close of business on May 24, 2019. The reorganization was a tax-free transaction for the Fund and its shareholders (which means that no gain or loss would be recognized directly by the Henssler Equity Fund or its shareholders as a result of the reorganization); and the Henssler Equity Fund and the Opportunity Equity Fund have substantially similar investment objectives, principal investment strategies, and risks.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2021:

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$12,368,985	$ -	$ 12,368,985
Real Estate Investment Trusts	880,374	-	880,374
Money Market Fund	1,420,277	-	1,420,277
Totals	$14,669,636	$ -	$ 14,669,636

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$28,993,149	$ -	$ 28,993,149
Real Estate Investment Trusts	2,506,400	-	2,506,400
Money Market Fund	552,212	-	552,212
Totals	$32,051,761	$ -	$ 32,051,761

Smart Diversification Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds	$16,434,137	$ -	$ 16,434,137
Money Market Fund	1,388,574	-	1,388,574
Totals	$17,822,711	$ -	$ 17,822,711

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$12,892,655	$ -	$ 12,892,655
Real Estate Investment Trust	150,464	-	150,464
Warrant	3,612	-	3,612
Money Market Fund	112,562	-	112,562
Purchased Options	191,750	14,560	206,310
Totals	$13,351,043	$ 14,560	$ 13,365,603

(a)

As of and during the six months ended February 28, 2021, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2021, the Texas Fund had purchased call options valued at $46,760, and purchased put options valued at $159,550, for a total of $206,310 which is presented within Investment Securities at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations during the six months ended February 28, 2021 was as follows:

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call and put options purchased	Net realized loss from options	$(919,889)

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on options	$ 50,925

For the six months ended February 28, 2021, the Texas Fund purchased 2,480 call option contracts and 730 put option contracts.  For the six months ended February 28, 2021 the Texas Fund wrote no option contracts. The number of purchased contracts representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds, except for the Opportunity Equity Fund and Smart Diversification Fund, have entered into securities lending agreements with Huntington National Bank. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. The remaining contractual maturity of all securities lending transactions are overnight and continuous. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 28, 2021:

Assets:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Texas Fund	Securities Loaned	-	-	-	-	-	-

The Select Value Fund, Opportunity Equity Fund, Smart Diversification Fund, and the Texas Fund did not have any securities loaned at February 28, 2021.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Smart Diversification Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund,  and Texas Fund during the six months ended February 28, 2021 and year ended August 31, 2020 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain		Return of Capital
	2021	2020	2021	2020	2021	2020
Select Value Fund	$ 62,600	$881,796	$3,595,569	$117,831	$ -	$ -
Opportunity Equity Fund	122,628	382,831	-	1,957,587	-	-
Smart Diversification Fund	20,674	-	-	-	-	-
Texas Fund	-	7,946	-	-	-	-

The Smart Diversification Fund did not pay a distribution for the period September 3, 2019 (commencement of operations) through August 31, 2020.

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Effective November 1, 2019, Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) was acquired by Renasant Bank and is now deemed to be a wholly owned subsidiary of Renasant Bank. Effective July 31, 2020, Nashville Capital Corporation has changed its name to Park Place Capital Corporation (“Park Place Capital” or the “Adviser”). Park Place Capital serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Board of Trustees (“Trustees”), the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers. Prior to December 1, 2020, each Fund was authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	1.200%	0.850%	1.450%	1.450%
From $10 million up to and including $25 million	1.200%	0.850%	1.250%	1.350%
From $25 up to and including $50 million	1.115%	0.800%	1.150%	1.250%
From $50 up to and including $100 million	0.975%	0.750%	1.000%	1.100%
Over $100 million	0.875%	0.700%	0.900%	0.950%

As of December 1, 2020, each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.25%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.50%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.50%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.50%	0.60%
Over $100 million	0.50%	0.50%	0.50%	0.60%

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Under the terms of the Funds’ Management Agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: costs of membership in trade associations; SEC registration fees and related expenses; brokerage; taxes; borrowing costs (such as (a) interest and (b) dividend expense on securities sold short); litigation expenses; fees and expenses of non-interested Trustees; the compensation of the Trust’s Chief Compliance Officer’s (“CCO”) services and extra ordinary expenses. The Funds may also pay 100% of any extraordinary expenses associated with the CCO’s duties including extraordinary expenses associated with retention or other bonuses.

For the six months ended February 28, 2021, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2021
Select Value Fund	$ 50,818	$ 5,443
Opportunity Equity Fund	82,356	7,509
Smart Diversification Fund	61,281	4,850
Texas Fund	42,010	3,401

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Smart Diversification Fund — Park Place Capital has retained Luken Investment Analytics, LLC (“LIA”), to serve as the sub-adviser to Smart Diversification Fund. Park Place Capital has agreed to pay LIA an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.50% of such assets over $10 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to the Opportunity Equity Fund (“The Fund”). As of December 1, 2020, the Adviser is to provide or arrange for day-to-day operations services to the Select Value Fund, Smart Diversification Fund, and the Texas Fund, in addition to the Opportunity Equity Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, premiums for trustees’ liability insurance covering the Trust’s independent trustees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses. Effective June 1, 2020, the Servicing Agreement was amended and the Fund is now responsible for its allocable share of the salary and related costs for the Trust’s Chief Compliance Officer. Prior to December 1, 2020, pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Opportunity Equity Fund’s Investor Class and 0.20% for the Institutional Class as applied to the classes’ daily average net assets. As of December 1, 2020, pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	1.200%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.750%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.650%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.400%	0.350%

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

For the six months ended February 28, 2021, Servicing Agreement fees paid to and were payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of February 28, 2021
Select Value Fund	$ 22,687	$ 7,620
Opportunity Equity Fund	100,035	22,720
Smart Diversification Fund	42,590	13,740
Texas Fund	32,940	11,063

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2021, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 7,095,551	$ 8,636,612
Opportunity Equity Fund	-	1,878,308
Smart Diversification Fund	19,476,147	15,345,321
Texas Fund	5,125,359	5,375,865

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

Select Value Fund, Opportunity Equity Fund, and Smart Diversification Fund

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2020, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Select Value Fund	$(4,422,404)	$202,211	$3,329,848	$ -	$ -	$ -	$(890,345)
Opportunity Equity Fund	3,562,771	-	-	-	-	(139,423)	3,423,348
Smart Diversification	1,604,149	-	-	(300,103)	(22,709)	-	1,281,337

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Permanent book and tax differences, primarily attributable non-deductible expenses, resulted in reclassification for the Funds for the fiscal year ended August 31, 2020 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/ (Deficit)
Opportunity Equity Fund	$ (933)	$ 933
Smart Diversification Fund	$ (810)	$ 810

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended August 31, 2020, the Opportunity Equity Fund incurred and elected to defer $139,423 of Post-October Losses and the Smart Diversification Fund incurred and elected to defer $22,709 of Late Year Losses.

As of August 31, 2020, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

Fund	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Smart Diversification Fund	$ -	$ (300,103)	$ (300,103)	$ -

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2021:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 14,344,445	$ 1,214,139	$ (888,948)	$ 325,191
Opportunity Equity Fund	22,830,446	9,423,500	(202,185)	9,221,315
Smart Diversification Fund	14,902,699	2,965,493	(45,481)	2,920,012

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2017.

Texas Fund

It is the Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. The Fund did not qualify to elect treatment as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code for the current year. The fund is treated as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal, state and local income tax on taxable income. For the year ended August 31, 2020, the federal income tax rate is 21 percent.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Texas Fund’s deferred tax assets and liabilities as of August 31, 2020 are as follows:

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Deferred tax assets:
Net operating loss carryforward	$ 15,314
Capital loss carryforward	172,698

Net unrealized loss on investments	18,000
Basis adjustments	4,884
Valuation Allowance	$ (210,896)
Total deferred tax assets	$ -
Deferred tax liabilities:
Total deferred tax liabilities	$ -
Net deferred tax assets and liabilities	$ -

The Fund’s income tax provision consists of the following as of August 31, 2020:

Current Tax (Expense) Benefit
Federal	$ -
State	-
Total Current Tax (Expense) Benefit	$ -
Deferred Tax (Expense) Benefit
Federal	$ 210,896
State	$ -
Valuation Allowance	(210,896)
Total Deferred Tax (Expense) Benefit	$ -
Total Income Tax (Expense) Benefit	$ -

Total income tax (expense) benefit for the Fund differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment loss and net realized and unrealized gains (losses) on investments for the period ended August 31, 2020, as follows:

Application of Statutory Income tax rate

 $ (13,112)

Permanent differences

      14,892

Valuation Allowance

      (1,780)

Total Income Tax (Expense) Benefit

 $             -

At August 31, 2020, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited or were likely to expire unused, and unrealized gains and losses on investments. Through the consideration of these factors, the Texas Fund has determined that it is more likely than not that the Fund’s net deferred tax asset would not be realized. As a result, the Fund recorded a full valuation allowance with respect to its net deferred tax asset as of the year ended August 31, 2020. From time to time, the Texas Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Texas Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Texas Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

As of August 31, 2020, the Fund had a net operating loss carryforward for federal income tax purposes of $72,924. This net operating loss may be carried forward indefinitely.

The utilization of net operating losses in future years are limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization.  The Coronavirus Aid Relief, and Economic Stability Act (“CARES Act”) suspends the 80% net operating loss limitation to tax years ending August 31, 2022 and beyond.

As of August 31, 2020, the Texas Fund had a capital loss carryforward of $822,371, which may be carried forward for 5 years. If not utilized, this capital loss will expire in the year ending August 31, 2025.

The following information is based upon the federal income tax cost of the investment security as of February 28, 2021:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Texas Fund	$ 10,325,446	$ 3,780,073	$ (740,569)	$ 3,039,504

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2021, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2021
Select Value Fund	NFS, LLC	70%
Select Value Fund	Raymond James & Assoc., Inc.	26%
Opportunity Equity Fund	Benefit Trust Co.	48%
Smart Diversification Fund	LPL Financial Services	67%
Smart Diversification Fund	Ameritrade, Inc.	25%
Texas Fund	NFS, LLC	69%

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

7. CAPITAL SHARE TRANSACTIONS

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2021
Institutional Class
Shares	155,300	(8,803)	103,799	1,332,104
Value	$ 1,553,188	$ (97,233)	$ 957,520

For the fiscal year ended:
August 31, 2020
Institutional Class
Shares	74,149	(1,427,192)	9,733	1,081,808
Value	$ 756,071	$(13,897,545)	$ 107,666

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2021
Institutional Class
Shares	77,568	(146,673)	13,936	2,754,762
Value	$ 523,080	$ (965,731)	$ 91,906

For the fiscal year ended:
August 31, 2020
Institutional Class
Shares	345,997	(489,050)	208,668	2,809,931
Value	$ 2,007,826	$(2,630,204)	$ 1,218,090

Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2020
Investor Class
Shares	28,359	(291,805)	4,864	1,799,772
Value	$ 167,610	$(1,787,505)	$ 30,353

For the fiscal year ended:
August 31, 2020
Investor Class
Shares	106,276	(1,518,065)	202,254	2,058,354
Value	$ 515,305	$(8,150,677)	$ 1,107,803

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Smart Diversification Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2021
Institutional Class
Shares	419,359	(154,957)	1,367	1,298,894
Value	$ 5,466,277	$(2,094,160)	$ 17,986

For the period September 3, 2019 (commencement of operations) through
August 31, 2020
Institutional Class
Shares	1,350,196	(317,071)	-	1,033,125
Value	$ 14,522,324	$(3,271,324)	$ -

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2021
Institutional Class
Shares	79,957	(33,573)	-	994,326
Value	$ 995,804	$(352,205)	$ -

For the fiscal year ended:
August 31, 2020
Institutional Class
Shares	52,731	(131,197)	1,095	947,942
Value	$ 500,767	$(1,168,523)	$ 7,622

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See Note 2 for additional disclosures related to options transactions.

NOTE 11. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12. SUBSEQUENT EVENTS

On March 26, 2021, the Select Value Fund declared a dividend from net investment income of $11,706, which was payable on March 29, 2021.

On March 26, 2021, the Opportunity Equity Fund declared a dividend from net investment income of $10,714 for the Institutional Class Shares, which was payable on March 29, 2021.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 28, 2021 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2020 and held until the end of the period February 28, 2021.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Monteagle Select Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,473.72	$9.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,237.95	$9.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.17	$8.70

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,240.08	$6.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Smart Diversification Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,140.75	$8.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.71	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Texas Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,381.29	$10.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.07	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 28, 2021 (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board of Trustees (“Trustees” or the “Board”) in compliance with the laws of the state of Delaware. The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

DISINTERESTED TRUSTEES
Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to present	4	None
David J. Gruber , CPA 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016	4

Board member for the State Teachers Retirement System of Ohio, 2018 to present; Independent Trustee for Asset Management Funds (5 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012; Trustee, Oak Associates Funds, 2019 to present (7 portfolios)

Jeffrey W. Wallace, JD, CPA, CFP 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to present	4	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The following table provides information regarding the officers of the Trust.

EXECUTIVE OFFICERS
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO	Since 11-01-02

Monteagle Funds, President/CCO from 11/02 to present; Park Place Capital Corporation, CCO, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to 01/17; PJO Holdings, LLC from 07/15 to present; N2Development, Counsel 01/19 to present.

Brandon M. Pokersnik 1978	Secretary, AML Officer	Since 10-1-16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	Since 10-1-16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 28, 2021 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

When Trustees are deemed to be affiliated with the Adviser or Sub-adviser, they will receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay the compensation of the Trust’s Chief Compliance Officer except for the Opportunity Equity Fund.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 28, 2021:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$9,600	$0	$0	$9,600
David J. Gruber	$9,600	$0	$0	$9,600
Jeffrey W. Wallace	$9,600	$0	$0	$9,600

MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2021 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended August 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Approval of the Management Services Agreement between Nashville Capital Corporation and the Monteagle Funds and the sub-advisor agreements between Nashville Capital Corporation and each Fund’s sub-advisor was included in prior year’s Semi-Annual Report and was approved for a two-year term.

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THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2001 Park Place, Suite 525

Birmingham, AL 35203

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 6, 2021

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date May 6, 2021

* Print the name and title of each signing officer under his or her signature.